Disclosure of New Ifrs in the Period (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Lease liability - current	$ 36
Non-current liabilities:
Deferred revenues	2,422	$ 1,818
Under previous policy [Member]
Non-current assets:
Right to use asset
Current liabilities:
Lease liability - current
Non-current liabilities:
Deferred revenues
The Change [Member]
Non-current assets:
Right to use asset	19
Current liabilities:
Lease liability - current	(9)
Non-current liabilities:
Deferred revenues	(10)
Under IFRS 16 [Member]
Non-current assets:
Right to use asset	19
Current liabilities:
Lease liability - current	(9)
Non-current liabilities:
Deferred revenues	$ (10)